CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 331,300
Restricted cash		2,496,369
Trade receivables, net	23,764	2,883,417
Other receivables	53,204	487,238
Prepaid expenses	90,030	1,115,017
Due from related parties	6,157	220,568
Inventories		1,260,929
Vessels held for sale		13,740,200
Total current assets	504,455	22,203,738
FIXED ASSETS:
Vessels, net		73,928,185
Advances for vessels under construction		10,845,000
Other fixed assets, net	195,311	247,605
Total fixed assets	195,311	85,020,790
Other assets	6,183	6,183
Restricted cash	10,000	10,000
Total Assets	715,949	107,240,711
CURRENT LIABILITIES:
Trade accounts payable	535,322	2,818,241
Accrued expenses	1,852,225	3,436,607
Due to related parties	337,904	1,259,780
Interest rate swaps		18,700
Deferred income		221,605
Liabilities associated with vessels held for sale		47,587,119
Current portion of long-term debt	16,574,961	97,086,782
Total current liabilities	19,300,412	152,428,834
Total liabilities	19,300,412	152,428,834
SHAREHOLDERS' DEFICIT:
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding
Class A common shares, $0.001 par value; 750,000,000 authorized; 664,458 and 10,821,336 issued and outstanding at December 31, 2015 and 2016, respectively	10,821	665
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding
Additional paid-in capital	539,032,539	536,225,387
Accumulated deficit	(557,627,823)	(581,414,175)
Total shareholders' deficit	(18,584,463)	(45,188,123)
Total Liabilities and Shareholders' Deficit	$ 715,949	$ 107,240,711